SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Consolidated VIE) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018 USD ($) Right	Dec. 31, 2018 CNY (¥) Right	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
VIE arrangements
Maximum equity interests in internet business owned by foreign investors		50.00%				50.00%
Term of the loan	36 months
Assets
Cash and cash equivalents		$ 295,069		¥ 1,857,175	¥ 968,225	¥ 2,028,748
Restricted cash		14,859		1,805,693	1,218,286	102,163
Accounts receivable		1,277		21,368		8,782
Contract assets, net		275,098				1,891,438
Contract cost		20,357				139,965
Prepaid expenses and other assets		106,073		1,068,990		729,296
Amounts due from related parties		17,666		117,222		121,464
Available-for-sale investments		121,077		963,253		832,465
Property, equipment and software, net		13,065		82,249		89,831
Deferred tax assets		26,781		801,089		184,136
Total assets		1,093,596		7,518,664		7,519,026
Liabilities
Accounts payable		4,414		33,841		30,349
Amounts due to related parties		33,548		76,544		230,656
Liabilities from quality assurance program		1,447		2,793,948		9,950
Deferred revenue		40,117		222,906		275,825
Accrued expenses and other liabilities		158,296		1,296,650		1,088,372
Refund liability		36,705				252,367
Deferred tax liability		73,144		11,277		502,903
Total liabilities		348,790		4,548,611		2,398,115
Net Revenue		817,501	¥ 5,620,728	5,543,350	3,237,991
Net income		140,587	966,605	1,371,783	1,116,398
Net cash provided by /(used in) operating activities		(119,291)	(820,182)	2,716,513	2,113,435
Net cash (used in) /provided by investing activities		$ (100,275)	¥ (689,443)	(374,597)	(1,421,663)
Loan agreements between FOS and each of the shareholders of the respective VIE companies
VIE arrangements
Percentage of equity interest in VIE companies and FOS elects to exercise its exclusive equity purchase option, would result the loan to be repaid immediately		100.00%	100.00%
Term of the loan		10 years	10 years
PRC
Liabilities
Net Revenue			¥ 5,620,728
Consolidated VIEs
VIE arrangements
Authority to terminate the VIE exclusive business cooperation agreement | Right		0	0
Consolidated VIE assets collateral for obligations pertaining to VIE						0
Assets
Cash and cash equivalents		$ 160,053		1,148,818		1,100,442
Restricted cash				1,701,454
Accounts receivable		76		783		521
Contract assets, net		269,440				1,852,537
Contract cost		20,234				139,117
Prepaid expenses and other assets		83,259		1,025,160		572,444
Amounts due from related parties		17,666		117,222		121,464
Available-for-sale investments		79,994		618,500		550,000
Property, equipment and software, net		563		2,078		3,873
Deferred tax assets		26,508		798,345		182,256
Total assets		657,793		5,412,360		4,522,654
Liabilities
Accounts payable		4,205		33,444		28,914
Amounts due to related parties		31,294		53,149		215,165
Liabilities from quality assurance program				2,775,949
Deferred revenue		40,117		222,906		275,825
Accrued expenses and other liabilities		109,468		1,063,631		752,649
Refund liability		36,705				252,367
Deferred tax liability		72,420				497,913
Total liabilities		294,209		4,149,079		¥ 2,022,833
Net Revenue		799,619	¥ 5,497,782	5,414,978	3,237,768
Net income		209,368	1,439,506	2,237,924	1,445,081
Net cash provided by /(used in) operating activities		(50,847)	(349,597)	3,244,633	2,415,204
Net cash (used in) /provided by investing activities		$ 488	¥ 3,357	¥ (220,359)	¥ (471,321)